Share based compensation reserve - Reserve Summary (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments	€ 31.4
Reserve of share-based payments	34.5
Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments	31.4	€ 13.8
Reserve of share-based payments	34.5	22.1
Share based compensation reserve | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	0.1	0.1
Share based compensation reserve | Key Management Personnel Of Entity Or Parent, Reclassification to tax liability
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reclassification of awards for settlement of tax liabilities	0.0	(4.0)
Share based compensation reserve | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	€ 3.0	€ 12.2